SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases
Right-of-use assets, costs	$ 735,989	$ 5,360,768	$ 4,757,334
Accumulated amortization	(277,349)	(4,351,509)	(3,185,650)
Right-of-use assets, net	$ 458,640	$ 1,009,259	$ 1,571,684